Provisions for legal claims - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Contingent obligations	$ 138,357	$ 206,382
Unsettled contingent obligations	21,242	28,174
Labor [member]
Disclosure of other provisions [line items]
Contingent obligations	13,329	6,413
Consumer protection [member]
Disclosure of other provisions [line items]
Contingent obligations	2,620	4,101
Civil [member]
Disclosure of other provisions [line items]
Contingent obligations	$ 771	$ 766